UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     July 31, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $161,508 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     3149    64745 SH       SOLE                        0    64745        0
APPLE INC                      COM              037833100     8181    67039 SH       SOLE                        0    67039        0
ARTHROCARE CORP                COM              043136100     4971   113200 SH       SOLE                        0   113200        0
BROADCOM CORP                  CL A             111320107     5260   179830 SH       SOLE                        0   179830        0
CELGENE CORP                   COM              151020104     3238    56475 SH       SOLE                        0    56475        0
CHICOS FAS INC                 COM              168615102     2949   121167 SH       SOLE                        0   121167        0
CISCO SYS INC                  COM              17275R102     3909   140348 SH       SOLE                        0   140348        0
COACH INC                      COM              189754104     4440    93685 SH       SOLE                        0    93685        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     8176   109007 SH       SOLE                        0   109007        0
CROCS INC                      COM              227046109     5724   133110 SH       SOLE                        0   133110        0
DIGITAL RIV INC                COM              25388B104     2921    64550 SH       SOLE                        0    64550        0
EBAY INC                       COM              278642103     3803   118185 SH       SOLE                        0   118185        0
FIRST SOLAR INC                COM              336433107     2324    26032 SH       SOLE                        0    26032        0
FOSTER WHEELER LTD             SHS NEW          G36535139     4999    46720 SH       SOLE                        0    46720        0
GENENTECH INC                  COM NEW          368710406     6915    91402 SH       SOLE                        0    91402        0
GILEAD SCIENCES INC            COM              375558103     8429   217246 SH       SOLE                        0   217246        0
GOOGLE INC                     CL A             38259P508     5681    10868 SH       SOLE                        0    10868        0
HEALTHWAYS INC                 COM              422245100     5294   111758 SH       SOLE                        0   111758        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     4515    32535 SH       SOLE                        0    32535        0
KYPHON INC                     COM              501577100     6383   132567 SH       SOLE                        0   132567        0
LIFECELL CORP                  COM              531927101     4656   152460 SH       SOLE                        0   152460        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     2750   151020 SH       SOLE                        0   151020        0
MEMC ELECTR MATLS INC          COM              552715104     3845    62915 SH       SOLE                        0    62915        0
MONSTER WORLDWIDE INC          COM              611742107     4120   100238 SH       SOLE                        0   100238        0
NETWORK APPLIANCE INC          COM              64120L104     6814   233449 SH       SOLE                        0   233449        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108     1584    44999 SH       SOLE                        0    44999        0
PANERA BREAD CO                CL A             69840W108     3605    78270 SH       SOLE                        0    78270        0
QUALCOMM INC                   COM              747525103     4074    93901 SH       SOLE                        0    93901        0
STARBUCKS CORP                 COM              855244109     5410   206188 SH       SOLE                        0   206188        0
SUNPOWER CORP                  COM CL A         867652109      315     5000 SH       SOLE                        0     5000        0
SYNOPSYS INC                   COM              871607107     3436   130012 SH       SOLE                        0   130012        0
VENTANA MED SYS INC            COM              92276H106     7979   103255 SH       SOLE                        0   103255        0
VERISIGN INC                   COM              92343E102     4117   129765 SH       SOLE                        0   129765        0
VISTAPRINT LIMITED             SHS              G93762204     3671    95965 SH       SOLE                        0    95965        0
YAHOO INC                      COM              984332106     2136    78740 SH       SOLE                        0    78740        0
ZUMIEZ INC                     COM              989817101     1735    45929 SH       SOLE                        0    45929        0